Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Taxes

Note 15 – Taxes

Corporation Income Tax (“CIT”)

The Company is subject to income taxes on an entity basis on income derived from the location in which each entity is domiciled.

Jowell Global is incorporated in the Cayman Islands as an offshore holding company and is not subject to tax on income or capital gain under the laws of the Cayman Islands.

Jowell Tech is incorporated in Hong Kong as a holding company with no activities. Under Hong Kong’s two-tier tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits will be taxed at 8.25%, and the profits above HKD 2 million will be taxed at 16.5%. Jowell Tech is not subject to income tax for 2021, 2020 and 2019 because it had no activities within the three years.

Under the Enterprise Income Tax (“EIT”) Law of PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. Each of Shanghai Jowell and Shanghai Juhao is subject to income tax at unified rate of 25%.

The provision (benefit) for income tax consists of the following:

	For the years ended December 31,
	2021	2020	2019
Current income tax provision	$72,733	$1,538,273	$427,359
Deferred income taxes benefit	(263,249)	(6,043)	-
Total	$(190,516)	$1,532,230	$427,359

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the years ended December 31,
	2021	2020	2019
China Statutory income tax rate	25.0%	25.0%	25.0%
Losses in tax-exempted non-PRC entities	(7.7)%	4.9%	-
Change of valuation allowance	(15.4)%	-	-
Non-deductible expenses-permanent difference	1.0%	-	0.1%
Effective tax rate	2.9%	29.9%	25.1%

Components of deferred tax assets was as follows:

	December 31,	December 31,
	2021	2020
Deferred tax assets:
Net operating loss carryforward	$959,537	$-
Inventory reserve	90,128	6,380
Allowance for doubtful accounts	114,377
Valuation allowance on net operating loss	(890,517)	-
Total	$273,525	$6,380

At December 31, 2021, the Company has provided full valuation allowance on deferred tax assets for net operating loss that the Company estimated unrealizable in the foreseeable future due to expected future operating loss in certain entities. As of December 31, 2021 and 2020, the valuation allowance was $890,517 and $nil, respectively. The Company’s management reviews this valuation allowance periodically and makes adjustments as necessary.

Taxes Payable

The Company’s taxes payable consists of the following:

	December 31, 2021	December 31, 2020
VAT tax payable	$7,928	$83,153
Income tax payable	6,661	907,133
Other taxes payable	28,430	21,489
Total	$43,019	$1,011,775